UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       July 24, 2008

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total:  $107249



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108     1208     1000 SH       Sole                     1000
3M Co                          COM              88579Y101     4789    68815 SH       Sole                    68815
Allstate Corp                  COM              020002101      299     6548 SH       Sole                     6548
American Express               COM              025816109     2381    63200 SH       Sole                    63200
BP PLC ADR                     COM              055622104      486     6982 SH       Sole                     6982
Berkshire Hathaway Inc CL B    COM              084670207     4401     1097 SH       Sole                     1097
Bridgehampton National Bank    COM              108035106     3475   164133 SH       Sole                   164133
Cadbury PLC Spons ADR          COM              12721E102     2259    44900 SH       Sole                    44900
Carmax Inc.                    COM              143130102     3690   260060 SH       Sole                   260060
Coca-Cola                      COM              191216100      572    11000 SH       Sole                    11000
Diageo PLC                     COM              25243Q205     1847    25000 SH       Sole                    25000
Emerson Elec Co                COM              291011104     4752    96090 SH       Sole                    96090
Exxon Mobil Corp               COM              30231G102      731     8300 SH       Sole                     8300
Factset Research Sys           COM              303075105     4052    71900 SH       Sole                    71900
General Elec Co                COM              369604103     5813   217811 SH       Sole                   217811
Goldman Sachs Group Inc        COM              38141G104     3851    22020 SH       Sole                    22020
Hewlett Packard                COM              428236103      557    12600 SH       Sole                    12600
Illinois Tool Wks Inc.         COM              452308109     1928    40590 SH       Sole                    40590
International Business Machine COM              459200101      461     3891 SH       Sole                     3891
Johnson & Johnson              COM              478160104      244     3800 SH       Sole                     3800
L 3 Communications Hldg Corp   COM              502424104     4672    51415 SH       Sole                    51415
McDonald's Corp                COM              580135101      300     5333 SH       Sole                     5333
Medtronic Inc.                 COM              585055106     5759   111281 SH       Sole                   111281
Morgan Stanley, Dean Witter &  COM              617446448      313     8680 SH       Sole                     8680
Nestle SA                      COM              641069406     3532    31175 SH       Sole                    31175
Newell Rubbermaid Inc Com      COM              651229106      168    10000 SH       Sole                    10000
Norfolk Southern Corp.         COM              655844108      376     6000 SH       Sole                     6000
Pepsico Inc.                   COM              713448108     4515    70997 SH       Sole                    70997
Pfizer Inc.                    COM              717081103      241    13800 SH       Sole                    13800
Procter and Gamble Co          COM              742718109     3770    61991 SH       Sole                    61991
Schlumberger                   COM              806857108     7757    72205 SH       Sole                    72205
Sealed Air Corp New            COM              81211K100     3507   184470 SH       Sole                   184470
Staples Inc.                   COM              855030102     7215   303776 SH       Sole                   303776
Stryker Corp                   COM              863667101     3649    58025 SH       Sole                    58025
Target Corp                    COM              87612E106     4863   104608 SH       Sole                   104608
Tesco PLC Ord                  COM                              84    11400 SH       Sole                    11400
Walgreen Co.                   COM              931422109     4121   126770 SH       Sole                   126770
XTO Energy Inc.                COM              98385X106     4375    63860 SH       Sole                    63860
Yadkin Valley Bk & TR Co Elkin COM              984314104      236    19748 SH       Sole                    19748